As filed with the Securities and Exchange Commission on September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21334

NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.

(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Neuberger Berman Income Opportunity Fund Inc.
605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600

(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

July 31, 2009

Schedule of Investments Income Opportunity Fund Inc.

(UNAUDITED)

Number of Shares		Value† ($000's omitted)
Common Stocks (29.4%)
Apartments (3.8%)
18,200	American Campus Communities	417
8,000	AvalonBay Communities	466
18,900	BRE Properties	449
10,000	Camden Property Trust	295
55,900	Equity Residential	1,342
44,059	UDR, Inc.	460
		3,429
Diversified (1.6%)
27,641	Vornado Realty Trust	1,410
Health Care (4.8%)
38,600	HCP, Inc.	994
17,802	Health Care REIT	713
17,800	Nationwide Health Properties	517
64,600	OMEGA Healthcare Investors	1,079
27,900	Ventas, Inc.	985
		4,288
Home Financing (1.0%)
56,200	Annaly Capital Management	947
Industrial (2.2%)
30,700	AMB Property	608
19,500	EastGroup Properties	677
81,300	ProLogis	715
		2,000
Lodging (1.4%)
47,600	Host Hotels & Resorts	432
53,900	LaSalle Hotel Properties	804
		1,236
Mixed (0.5%)
45,900	Duke Realty	436
Office (5.3%)
6,300	Boston Properties	333
98,000	Brandywine Realty Trust	802
51,800	Highwoods Properties	1,327
22,100	Kilroy Realty	521
26,200	Mack-Cali Realty	731
41,000	SL Green Realty	1,057
		4,771
Real Estate Management & Development (0.6%)
58,800	Brookfield Properties	556
Regional Malls (3.3%)
43,500	CBL & Associates Properties	258
62,438	Macerich Co.	1,228
25,842	Simon Property Group	1,440
		2,926
Self Storage (2.2%)
124,200	Extra Space Storage	1,091
2,700	Public Storage, Depositary Shares	68
31,700	Sovran Self Storage	853
		2,012
Shopping Centers (1.9%)
48,700	Kimco Realty	479
17,200	Regency Centers	552
18,400	Tanger Factory Outlet Centers	654
		1,685
Specialty (0.8%)
17,500	Rayonier Inc.	682
Total Common Stocks (Cost $28,500)		26,378
Preferred Stocks (18.1%)
Apartments (4.4%)
12,400	Apartment Investment & Management, Ser. T	227
10,000	Apartment Investment & Management, Ser. U	180
151,300	Mid-America Apartment Communities, Ser. H	3,540
		3,947
Banking (0.0%)
65	GMAC, 7.00%, due 12/31/49	30	ñ
Health Care (1.5%)
25,000	Health Care REIT, Ser. D	584
34,000	LTC Properties, Ser. F	763
		1,347
Hybrid (1.5%)
150,000	iStar Financial, Ser. E	953
60,000	iStar Financial, Ser. F	375
		1,328
Lodging (3.8%)
50,000	Ashford Hospitality Trust, Ser. D	640
36,000	Eagle Hospitality Properties Trust	7
22,600	Hersha Hospitality Trust, Ser. A	316
16,000	Host Hotels & Resorts, Ser. E	353
77,500	LaSalle Hotel Properties, Ser. B	1,499
28,000	LaSalle Hotel Properties, Ser. D	476
6,000	Strategic Hotels & Resorts, Ser. B	30
154,000	W2007 Grace Acquisition I, Ser. B	48	*
		3,369
Mixed (0.2%)
8,000	PS Business Parks, Ser. K	180
Office (2.2%)
60,000	DRA CRT Acquisition, Ser. A	566
60,000	Kilroy Realty, Ser. E	1,230
6,800	SL Green Realty, Ser. D	127
		1,923
Regional Malls (2.0%)
60,000	Glimcher Realty Trust, Ser. F	817
61,600	Glimcher Realty Trust, Ser. G	769
11,300	Taubman Centers, Ser. G	247	ØØ
		1,833
Shopping Centers (1.4%)
20,000	Cedar Shopping Centers, Ser. A	362
12,000	Developers Diversified Realty, Ser. I	160
34,000	Tanger Factory Outlet Centers, Ser. C	748
		1,270
Specialty (1.1%)
25,000	Digital Realty Trust, Ser. A	623
16,900	Digital Realty Trust, Ser. B	384
		1,007
Total Preferred Stocks (Cost $29,696)		16,234

See Notes to Schedule of Investments

July 31, 2009

Schedule of Investments Income Opportunity Fund Inc.

(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Bank Loan Obligations (9.1%)
Consumer Cyclical (1.2%)
1,252	Ford Motor Co., Term Loan B1, 5.24%, due 12/16/13	1,060	^
Media (1.8%)
1,682	Cequel Communications LLC, Term Loan B, 6.60%, due 5/5/14	1,544
90	Cequel Communications LLC, Term Loan A, 7.36%, due 5/5/14	81
		1,625
Services Cyclical (1.9%)
710	Rental Services Corp., Second Lien Term Loan, 4.10%, due 11/30/13	555
2,055	United Airlines, Inc., Term Loan B, 2.60%, due 2/1/14	1,160	^
		1,715
Technology & Electronics (0.5%)
502	Flextronics Int'l, Ltd., Term Loan B, 2.85%, due 10/1/12	455
Telecommunications (1.1%)
1,205	Intelsat Jackson Holdings, Ltd., Term Loan, 3.42%, due 2/1/14	1,043
Utility (2.6%)
2,989	Texas Competitive Electric Holdings Co. LLC, Term Loan B3, 3.32%, due 10/10/14	2,300	^
	Total Bank Loan Obligations (Cost $7,126)	8,198
Corporate Debt Securities (92.4%)
Banking (3.6%)
820	CIT Group, Inc., Senior Unsecured Notes, 5.40%, due 1/30/16	445
2,202	GMAC LLC, Guaranteed Notes, 6.88%, due 9/15/11	2,031	ñ
1,035	GMAC LLC, Subordinated Notes, 8.00%, due 12/31/18	787	ñ
		3,263
Basic Industry (7.5%)
220	Arch Coal, Inc., Senior Notes, 8.75%, due 8/1/16	222	ñ
1,070	Arch Western Finance Corp., Senior Secured Notes, 6.75%, due 7/1/13	1,038
295	Ashland, Inc., Guaranteed Notes, 9.13%, due 6/1/17	311	ñ
580	Georgia-Pacific LLC, Guaranteed Notes, 7.00%, due 1/15/15	563	ñ
1,745	MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17	1,344	ñ
240	Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13	232
706	Momentive Performance Materials, Inc., Guaranteed Notes, 12.50%, due 6/15/14	692	ñ
675	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	677	ñ
185	Peabody Energy Corp., Guaranteed Notes, 5.88%, due 4/15/16	172
170	Teck Resources Ltd., Senior Secured Notes, 9.75%, due 5/15/14	189	ñ
390	Teck Resources Ltd., Senior Secured Notes, 10.75%, due 5/15/19	454	ñ
1,005	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	628
205	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	166
		6,688
Capital Goods (2.1%)
640	Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due 10/15/14	613
640	Mueller Water Products, Inc., Guaranteed Notes, 7.38%, due 6/1/17	469
175	Owens Corning, Inc., Guaranteed Notes, 9.00%, due 6/15/19	181
45	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	37
560	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	571	ñ
		1,871
Consumer Cyclical (7.6%)
1,125	Blockbuster, Inc., Guaranteed Notes, 9.00%, due 9/1/12	484
855	Ford Motor Credit Co., Senior Unsecured Notes, 7.38%, due 2/1/11	824
1,075	Ford Motor Credit Co., Senior Unsecured Notes, 7.25%, due 10/25/11	1,009
145	Ford Motor Credit Co., Senior Unsecured Notes, 7.80%, due 6/1/12	136
1,025	Ford Motor Credit Co., Senior Unsecured Notes, 7.00%, due 10/1/13	917
210	Ford Motor Credit Co., Senior Unsecured Notes, 6.50%, due 8/1/18	147
560	Goodyear Tire & Rubber Co., Senior Unsecured Notes, 10.50%, due 5/15/16	601
800	Harley-Davidson Funding Corp., Senior Notes, 6.80%, due 6/15/18	754	ñ
365	Macy's Retail Holdings, Inc., Guaranteed Notes, 7.00%, due 2/15/28	296
245	Macy's Retail Holdings, Inc., Guaranteed Notes, 6.38%, due 3/15/37	184
345	NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14	326	ØØ
1,135	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	1,163	ñ
		6,841
Consumer, Non-Cyclical (1.6%)
565	Ingles Markets, Inc., Senior Unsecured Notes, 8.88%, due 5/15/17	572	ñ
405	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	427	ñ
465	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	449
		1,448
Energy (8.7%)
410	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	398	ØØ
35	Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13	35
1,245	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	1,321
540	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	491
1,070	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due 6/15/12	1,045	ØØ
5	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	5	ñ
776	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	706	ØØ
535	MarkWest Energy Partners L.P., Guaranteed Notes, 6.88%, due 11/1/14	471	ñ
995	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	925
250	Quicksilver Resources, Inc., Senior Notes, 11.75%, due 1/1/16	274
627	Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13	630
325	Sabine Pass L.P., Senior Secured Notes, 7.25%, due 11/30/13	278
1,560	Sabine Pass L.P., Senior Secured Notes, 7.50%, due 11/30/16	1,258	ØØ
		7,837
Finance & Investment (2.2%)
685	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.40%, due 12/1/15	397
275	American General Finance Corp., Senior Unsecured Medium-Term Notes, 5.75%, due 9/15/16	159
750	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	433
260	International Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 5/1/13	181
160	International Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 6.63%, due 11/15/13	111
1,030	International Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	718
		1,999
Media (7.7%)
1,010	Allbritton Communications Co., Senior Subordinated Notes, 7.75%, due 12/15/12	838
460	Lamar Media Corp., Senior Notes, 9.75%, due 4/1/14	484	ñ
845	LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13	638
690	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	486
370	Nielsen Finance LLC, Senior Notes, 11.50%, due 5/1/16	388
340	The Interpublic Group of Cos., Senior Unsecured Notes, 10.00%, due 7/15/17	355	ñ
305	TL Acquisitions, Inc., Senior Notes, 10.50%, due 1/15/15	262	ñ
855	Univision Communications, Inc., Senior Secured Notes, 12.00%, due 7/1/14	911	ñ
875	Univision Communications, Inc., Guaranteed Notes, 9.75%, due 3/15/15	582	ñ
570	UPC Holding BV, Senior Unsecured Notes, 9.88%, due 4/15/18	567	ñ
320	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	314
160	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	166	ñ
45	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	47
545	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	578	ñ
340	WMG Holdings Corp., Guaranteed Notes, Step-Up, 0.00%/9.50%, due 12/15/14	288	^^
		6,904
Real Estate (3.1%)
840	American Real Estate Partners L.P., Senior Unsecured Notes, 8.13%, due 6/1/12	798
995	American Real Estate Partners L.P., Guaranteed Notes, 7.13%, due 2/15/13	923
320	HCP, Inc., Senior Unsecured Medium-Term Notes, 6.30%, due 9/15/16	291
870	HCP, Inc., Senior Unsecured Medium-Term Notes, 6.70%, due 1/30/18	791
		2,803
Services Cyclical (16.1%)
675	American Airlines, Pass-Through Certificates, Ser. 2009-1A, 10.38%, due 7/2/19	695
115	Cardtronics, Inc., Guaranteed Notes, Ser. B, 9.25%, due 8/15/13	108
950	Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13	893
495	Chukchansi Economic Development Authority, Senior Unsecured Notes, 8.00%, due 11/15/13	371	ñ
490	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2001-1, Class B, 7.71%, due 9/18/11	412
758	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.82%, due 8/10/22	644
1,120	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	939	ñ
700	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	700	ñ
1,160	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	745
740	Hertz Corp., Guaranteed Notes, 10.50%, due 1/1/16	707
455	Host Hotels & Resorts L.P., Guaranteed Notes, 7.13%, due 11/1/13	441
385	Host Hotels & Resorts L.P., Senior Unsecured Notes, 9.00%, due 5/15/17	388	ñ
300	Iron Mountain, Inc., Senior Subordinated Unsecured Guaranteed Notes, 7.75%, due 1/15/15	296
230	Iron Mountain, Inc., Guaranteed Notes, 6.63%, due 1/1/16	212
295	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	283	ñ
275	MGM Mirage, Inc., Senior Secured Notes, 10.38%, due 5/15/14	295	ñ
645	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	471	È
625	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	688	ñ
330	Peninsula Gaming LLC, Senior Secured Notes, 8.38%, due 8/15/15	330	ñØ
295	Peninsula Gaming LLC, Senior Unsecured Notes, 10.75%, due 8/15/17	287	ñØ
495	Pinnacle Entertainment, Inc., Senior Notes, 8.63%, due 8/1/17	495	ñØ
1,165	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	1,159	ñ
955	San Pasqual Casino, Notes, 8.00%, due 9/15/13	812	ñ
595	Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due 6/15/15	381	ñ
651	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	488
530	United Rentals N.A., Inc., Guaranteed Notes, 7.75%, due 11/15/13	466	È
740	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	740	ñ
		14,446
Services Non-Cyclical (5.5%)
355	HCA, Inc., Senior Unsecured Notes, 6.25%, due 2/15/13	332
195	HCA, Inc., Senior Unsecured Notes, 6.75%, due 7/15/13	182
505	HCA, Inc., Secured Notes, 9.13%, due 11/15/14	520
825	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	846	ñ
430	LVB Acquisition Merger, Inc., Guaranteed Notes, 11.63%, due 10/15/17	467
1,918	NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 7.75%, due 9/15/09	1,137	ñµ
950	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	767
745	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	700
		4,951
Technology & Electronics (4.8%)
995	First Data Corp., Guaranteed Notes, 9.88%, due 9/24/15	839
1,295	First Data Corp., Guaranteed Notes, 10.55%, due 9/24/15	926	ñ
430	Freescale Semiconductor, Inc., Guaranteed Notes, 9.13%, due 12/15/14	239
440	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	444
400	Sungard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	428	ñ
1,345	Sungard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	1,379
		4,255
Telecommunications (11.2%)
250	Crown Castle Int'l Corp., Senior Unsecured Notes, 9.00%, due 1/15/15	264
270	Dycom Industries, Inc., Guaranteed Notes, 8.13%, due 10/15/15	223
785	Frontier Communications Corp., Senior Unsecured Notes, 6.25%, due 1/15/13	756
1,085	Frontier Communications Corp., Senior Unsecured Notes, 9.00%, due 8/15/31	998
695	Intelsat Ltd., Senior Unsecured Notes, 6.50%, due 11/1/13	598
35	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	35	ñ
215	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.50%, due 1/15/13	217
290	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.88%, due 1/15/15	293
1,075	Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due 10/31/13	981
400	Qwest Corp., Senior Unsecured Notes, 7.88%, due 9/1/11	408
1,265	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	1,312
2,895	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	2,186
550	Telesat Canada/Telesat LLC, Senior Unsecured Notes, 11.00%, due 11/1/15	569	ñ
540	Telesat Canada/Telesat LLC, Senior Subordinated Notes, 12.50%, due 11/1/17	551	ñ
255	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	257
260	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	264
135	Windstream Corp., Guaranteed Notes, 7.00%, due 3/15/19	126
		10,038
Utility (10.7%)
1,030	CMS Energy Corp., Senior Unsecured Notes, 6.88%, due 12/15/15	1,006
2,705	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	2,488
205	Edison Mission Energy, Senior Unsecured Notes, 7.50%, due 6/15/13	187
1,085	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	822
2,260	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	1,480	ØØ
1,787	Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17	1,322
87	Homer City Funding LLC, Senior Secured Notes, 8.14%, due 10/1/19	79
295	Mirant Americas Generation LLC, Senior Unsecured Notes, 8.30%, due 5/1/11	300
335	Mirant Americas Generation LLC, Senior Unsecured Notes, 8.50%, due 10/1/21	283
475	NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14	467
1,175	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	1,134
		9,568
	Total Corporate Debt Securities (Cost $80,075)	82,912
NUMBER OF SHARES
Short-Term Investments (9.0%)
7,090,227	Neuberger Berman Prime Money Fund Trust Class	7,090	@
940,112	Neuberger Berman Securities Lending Quality Fund, LLC	950	‡
	Total Short-Term Investments (Cost $8,040)	8,040
	Total Investments (158.0%) (Cost $153,437)	141,762	##
	Liabilities, less cash, receivables and other assets [(41.4%)]	(37,180)
	Liquidation Value of Perpetual Preferred Shares [(16.6%)]	(14,875)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$89,707

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†

The value of investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the “Fund”) is determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. The value of investments in debt securities are determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Directors of the Fund (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, is expected to approximate market value.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), investments held by the Fund are carried at “fair value” on a recurring basis. Fair Value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Fund’s investments, some of which are discussed above.

In addition, effective July 31, 2009, the Fund adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 emphasizes that the objective of fair value measurement described in FAS 157 remains unchanged and provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of “distressed sales ” significant management judgment may be necessary to estimate fair value in accordance with FAS 157.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of July 31, 2009:

Neuberger Berman (000’s omitted) Investments:	Level 1	Level 2	Level 3	Total
Common Stocks
Apartments	$3,429	$—	$—	$3,429
Diversified	1,410	—	—	1,410
Health Care	4,288	—	—	4,288
Home Financing	947	—	—	947
Industrial	2,000	—	—	2,000
Lodging	1,236	—	—	1,236
Mixed	436	—	—	436
Office	4,771	—	—	4,771
Real Estate Management & Development	556	—	—	556
Regional Malls	2,926	—	—	2,926
Self Storage	2,012	—	—	2,012
Shopping Centers	1,685	—	—	1,685
Specialty	682	—	—	682
Total Common Stocks	26,378	—	—	26,378
Preferred Stocks
Apartments	407	3,540	—	3,947
Banking	30	—	—	30
Health Care	763	584	—	1,347
Hybrid	1,328	—	—	1,328
Lodging	2,674	695	—	3,369
Mixed	180	—	—	180
Office	1,357	566	—	1,923
Regional Malls	1,833	—	—	1,833
Shopping Centers	1,110	160	—	1,270
Specialty	1,007	—	—	1,007
Total Preferred Stocks	10,689	5,545	—	16,234
Bank Loan Obligations
Consumer Cyclical	—	1,060	—	1,060
Media	—	1,625	—	1,625
Services Cyclical	—	1,715	—	1,715
Technology & Electronics	—	455	—	455
Telecommunications	—	1,043	—	1,043
Utility	—	2,300	—	2,300
Total Bank Loan Obligations	—	8,198	—	8,198
Corporate Debt Securities
Banking	—	3,263	—	3,263
Basic Industry	—	6,688	—	6,688
Capital Goods	—	1,871	—	1,871
Consumer Cyclical	—	6,841	—	6,841
Consumer, Non-Cyclical	—	1,448	—	1,448
Energy	—	7,837	—	7,837
Finance & Investment	—	1,999	—	1,999
Media	—	6,904	—	6,904
Real Estate	—	2,803	—	2,803
Services Cyclical	—	12,902	1,544	14,446
Services Non-Cyclical	—	4,951	—	4,951
Technology & Electronics	—	4,255	—	4,255
Telecommunications	—	10,038	—	10,038
Utility	—	9,568	—	9,568
Total Corporate Debt Securities	—	81,368	1,544	82,912
Short-Term Investments	—	8,040	—	8,040
Total Investments	37,067	103,151	1,544	141,762

Following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

Neuberger Berman (000’s omitted)	Beginning balance, as of 11/1/08	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance, as of 7/31/09	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/09

Investments in Securities:

Preferred Stock Lodging	387	-	(337)	(2)	(48)	-	(325)
Consumer Debt Securities	-	-	162	1,382	-	1,544	158

##

At July 31, 2009, the cost of investments for U.S. federal income tax purposes was $154,256,000. Gross unrealized appreciation of investments was $10,751,000 and gross unrealized depreciation of investments was $23,245,000, resulting in net unrealized depreciation of $12,494,000 based on cost for U.S. federal income tax purposes.

È	All or a portion of this security is on loan.

@

During the period ended July 31, 2009, Neuberger Berman Prime Money Fund (“Prime Money”) was also managed by Management, the Fund’s investment manager, and may have been considered an affiliate since it had the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may have owned 5% or more of the outstanding voting securities of Prime Money.

‡	Managed by an affiliate of Management and could be deemed an affiliate of the Fund and is segregated in connection with obligations for security lending.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At July 31, 2009, these securities amounted to approximately $27,528,000 or 30.7% of net assets applicable to common shareholders.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued and delayed delivery purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2009.

^^	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2009, these securities amounted to $1,112,000 or 1.2% of net assets.

*	Security did not produce income during the last twelve months.

^

All or a portion of this security was purchased on a delayed delivery basis. As of July 31, 2009, the value of the Fund’s unfunded loan commitments was approximately $1,764,000, pursuant to the following loan agreements:

Borrower	Principal Amount	Value
Ford Motor Corp., Term Loan B1, 5.24%, due 12/16/13	$1,252,000	$1,060,000
Texas Competitive Electric Holdings Co. LLC, Term Loan B3, 3.32%, due 10/10/14	628,000	484,000
United Airlines, Inc., Term Loan B, 2.60%, due 2/1/14	390,000	220,000

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 22, 2009

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: September 22, 2009